Schedule of shares issued and outstanding (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 263,292	$ (7,667,182)
Impact of share consolidation
Shares issued on vesting of RSUs	180,000
Convertible debt conversion	17,960,719	5,152,023
Private placements, net of costs		2,694,076
Shares issued for debt conversion		724,231
Shares issued on acquisition of UMG		3,846,223
Shares issued on acquisition of Frankly		12,155,000
Shares issued on acquisition of Winview		7,579,000
Shares issued on acquisition of Driver Database		859,745
Shares issued on acquisition of Lets Go Racing		1,719,491
Common shares issued on exercise of options	186,255
Common shares issued on private placement, net of costs	31,017,374
EB bonus shares	54,061
Shares for debt	226,556
Shares issued on acquisiton of SideQik	4,207,000
Common shares issued on exercise of warrants	9,000,851	4,919,596
Balance	$ 25,565,544	$ 263,292
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	7,746,136	156,438
Balance	$ 69,380,807	$ 29,613,406
Impact of share consolidation (in shares)		(114)
Impact of share consolidation
Shares issued on vesting of RSUs (in shares)	277,749	26,666
Shares issued on vesting of RSUs	$ 1,895,891	$ 159,895
Convertible debt conversion (in shares)	1,728,848	1,739,615
Convertible debt conversion	$ 13,704,605	$ 5,152,023
Private placements, net of costs (in shares)		502,562
Private placements, net of costs		$ 2,694,076
Shares issued for debt conversion (in shares)		59,654
Shares issued for debt conversion		$ 724,231
Shares issued on acquisition of UMG (in shares)		288,560
Shares issued on acquisition of UMG		$ 3,804,344
Shares issued on acquisition of Frankly (in shares)		2,258,215
Shares issued on acquisition of Frankly		$ 12,155,000
Shares issued on acquisition of Winview (in shares)		1,759,997
Shares issued on acquisition of Winview		$ 7,579,000
Shares issued on acquisition of Driver Database (in shares)		100,000
Shares issued on acquisition of Driver Database		$ 859,745
Shares issued on acquisition of Lets Go Racing (in shares)		200,000
Shares issued on acquisition of Lets Go Racing		$ 1,719,491
Common shares issued on exercise of options	$ 290,558
Common shares issued on exercise of options (in shares)	20,833
Common shares issued on private placement, net of costs	$ 24,225,901
Common shares issued on private placement, net of costs (in shares)	4,435,433
EB bonus shares (in shares)	6,666
EB bonus shares	$ 54,061
Shares for debt	$ 226,556
Shares for debt (in shares)	40,000
Shares issued on acquisiton of SideQik	$ 3,962,000
Shares issued on acquisiton of SideQik (in shares)	386,584
Common shares issued on exercise of warrants (in shares)	901,060	654,543
Common shares issued on exercise of warrants	$ 9,000,851	$ 4,919,596
Balance, shares	15,543,309	7,746,136
Balance	$ 122,741,230	$ 69,380,807